Stock-Based Compensation - Additional Information (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008	Jul. 23, 2015
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Grant date fair value of options vested, per share	$ 2.88	$ 1.37	$ 3.13	$ 0.42	$ 0.35
Grant date fair value of options vested	$ 1,400,000	$ 61,000	$ 782,000	$ 339,000	$ 72,000
Unrecognized compensation cost	$ 5,700,000		$ 5,200,000
Weighted average period for recognition of compensation costs	3 years 1 month 6 days		3 years 2 months 12 days
Stock-based compensation expense capitalized	$ 0	$ 0	$ 0	$ 0	$ 0
Stock option grant, description			Options granted may be either incentive stock options or nonstatutory stock options.
Common stock reserved for issuance			9,833,252	32,326,764
Two Thousand Eight Stock Option Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Expiration period of stock option plan			10 years
Two Thousand Eight Stock Option Plan [Member] | Ten Percent Stockholder [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Expiration period of stock option plan			5 years
Two Thousand Eight Stock Option Plan [Member] | Ten Percent Stockholder [Member] | Minimum
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Exercise price of fair value of common stock, percentage			110.00%
Two Thousand Eight Stock Option Plan [Member] | Nonstatutory Options [Member] | Minimum
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Exercise price of fair value of common stock, percentage			85.00%
2015 Employee Stock Purchase Plan
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Common stock reserved for issuance			285,621				285,621
Shares issued under ESPP			0
Two Thousand Eight Plan [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Stock option issued						38,059
Stock option issued, exercise price						$ 0.80
Stock option vesting period						3 years
Stock option expiration period						Sep. 30, 2014